Organization and Business (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization and Business [Abstract]
Schedule of Operating Company Incorporated Under US Law and Conduct Business Through Our Operating Subsidiaries

We are an operating company incorporated under US law and conduct business through our operating subsidiaries. The structure of the group follows:

Company	Activities	Country	Units	Participation	Percentage
BRB Foods Inc.	Holding	USA	1	—	100%
Thamuz LLC	Holding	USA	1	Direct	100%
BR Brands S.A.	Industrialization and sale of grains (mainly rice and beans), pasta, flour, among other products	Brazil	4	Indirect	100%
Boni Logística Ltda.	Distribution centers, transports and logistics solutions	Brazil	1	Indirect	100%

We are an operating company incorporated under US law and conduct business through our operating subsidiaries, The structure of the group follows:

Company	Activities	Country	Units	Participation	Percentage
BRB Foods Inc,	Holding	USA	1	—	100%
Thamuz LLC	Holding	USA	1	Direct	100%
BR Brands S,A,	Industrialization and sale of grains (mainly rice and beans), pasta, flour, among other products	Brazil	4	Indirect	100%
Boni Logística Ltda,	Distribution centers, transports and logistics solutions,	Brazil	1	Indirect	100%